Maturity analysis of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Offsetting Financial Assets And Financial Liabilities Tables [Line Items]
Maturity analysis of assets and liabilities

31.12.24
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 558.4 50.3 70.2 116.2 130.5 124.7 1,050.3
Amounts due from banks 16.7 0.5 0.5 0.0 0.2 0.1 18.1
Loans and advances to customers 164.9 33.3 62.0 108.9 112.5 105.7 587.3
Other financial assets measured at amortized cost 9.9 0.9 5.3 6.6 17.7 18.9 59.3
Total financial assets measured at fair value through profit or loss 413.2 6.5 14.2 13.5 12.7 2.3 4.2 466.7
Financial assets at fair value not held for trading 41.7 6.5 14.2 13.5 12.7 2.3 4.2 95.2
Financial assets measured at fair value through other
comprehensive income 0.5 0.8 0.9 0.0 0.0 0.0 2.2
Total non-financial assets 12.8 0.3 0.6 0.0 2.5 1.1 31.5 48.8
Total assets 984.8 57.9 86.0 129.7 145.8 128.2 35.8 1,568.1
Liabilities
Total financial liabilities measured at amortized cost 691.5 80.0 88.0 45.9 71.6 61.9 15.9 1,054.8
Customer deposits 611.7 65.5 51.2 8.9 11.8 0.3 749.5
Funding from UBS Group AG measured at amortized cost 0.0 2.5 3.2 17.0 31.9 37.5 15.9 107.9
Debt issued measured at amortized cost 8.3 7.3 29.6 15.4 18.7 21.8 101.1 of which: non-subordinated 8.3 7.3 29.2 15.2 18.6 21.8 100.4 of which: subordinated 0.0 0.3 0.3 0.1 0.0 0.7
Total financial liabilities measured at fair value through
profit or loss
1
299.7 11.9 27.7 26.7 13.1 22.4 401.6
Debt issued designated at fair value 12.0 11.4 26.3 25.1 11.5 16.3 102.6
Total non-financial liabilities 11.3 3.9 0.1 0.2 0.4 0.4 0.7 17.0
Total liabilities

1,002.4 95.8 115.8 72.9 85.2 84.7 16.6 1,473.4
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 78.7 0.5 0.4 0.0 79.6
Guarantees

40.7 40.7
Forward starting reverse repurchase and securities borrowing agreements 24.9 24.9
Irrevocable committed prolongation of existing loans 2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 6.2 2.6 3.9 0.3 4.4 0.0 17.4
Payables from securities financing transactions 4.0 1.1 0.7 5.8
Cash collateral payables on derivative instruments 34.9 34.9
Customer deposits 433.5 49.7 51.6 16.9 9.8 0.3 561.8
Funding from UBS Group AG measured at amortized cost
2
2.8 1.7 1.7 11.0 31.9 24.1 12.9 86.1
Debt issued measured at amortized cost 6.4 11.9 27.4 7.0 12.8 8.1 73.6
Other financial liabilities measured at amortized cost 6.2 0.1 0.4 0.5 1.1 1.1 9.4 of which: lease liabilities
0.0 0.1 0.4 0.5 1.1 1.1 3.3
Total financial liabilities measured at amortized cost 494.1 67.0 85.7 35.6 60.1 33.6 12.9 789.1
Financial liabilities at fair value held for trading
3,4
31.7 31.7
Derivative financial instruments 3,5 140.7 140.7
Brokerage payables designated at fair value 42.3 42.3
Debt issued designated at fair value
6
13.1 11.8 22.5 25.7 8.1 11.8 93.0
Other financial liabilities designated at fair value 22.1 0.1 0.8 0.3 0.3 7.2 30.8
Total financial liabilities measured at fair value through
profit or loss 249.9 11.9 23.3 26.0 8.4 19.0 338.4
Total 744.0 78.9 109.0 61.6 68.5 52.6 12.9 1,127.5
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
43.0 0.5 0.4 0.0 0.0 44.0
Guarantees 33.4 33.4
Forward starting reverse repurchase and securities
borrowing agreements
7
10.4 10.4
Irrevocable committed prolongation of existing loans 2.0 0.8 1.3 0.0 0.0 4.2
Total 88.8 1.4 1.8 0.0 0.0 91.9
1 Except for financial liabilities at

fair value held for trading

and derivative financial instruments (see

footnote 3), the amounts presented

generally represent undiscounted cash

flows of future interest and

principal
payments.

2 The time-bucket Perpetual / Not applicable

includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the
cash flows

that would

have to

be paid

if these

positions had

to be

settled or

closed out.

4 Contractual

maturities of

financial liabilities

at fair

value

held for

trading are:

USD
33.0
bn due

within 1

month
(31 December 2023: USD 29.9 bn), USD 2.2
bn due between 1 month

and 1 year (31 December

2023: USD
1.8 bn) and USD 0
bn due between 1 and 5

years (31 December 2023: USD
0
bn).

5 Includes USD
166 m
(31 December 2023: USD 52
m) related to fair

values of derivative

loan commitments and forward

starting reverse repurchase agreements

classified as derivatives,

presented within “Due within

1 month”. The

full
contractual committed amount of USD 66.3 bn (31 December 2023: USD 65.2
bn) is presented in Note 11 under notional amounts.

6 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of

the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at

the relevant reporting date.

7 Excludes derivative
loan commitments and forward starting reverse repurchase agreements measured at fair value (see footnote 5).

Maturity analysis of financial liabilities on an undiscounted basis

31.12.24
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 13.5 3.1 3.1 1.5 2.8 24.1
Payables from securities financing transactions 5.4 1.5 0.7 2.8 5.0 15.5
Cash collateral payables on derivative instruments 36.3 36.4
Customer deposits 612.3 66.5 53.7 9.9 13.9 0.3 756.7
Funding from UBS Group AG measured at amortized cost
2
0.3 4.0 6.4 21.9 44.6 50.3 16.3 143.8
Debt issued measured at amortized cost
2
8.5 7.7 30.6 16.8 20.7 24.2 108.5
Other financial liabilities measured at amortized cost 11.4 0.1 0.7 0.9 2.5 2.6 18.3 of which: lease liabilities
0.1 0.1 0.6 0.7 1.5 1.5 4.5
Total financial liabilities measured at amortized cost 687.8 83.0 95.3 53.7 89.6 77.4 16.3 1,103.2
Financial liabilities at fair value held for trading
3,4
35.2 35.2
Derivative financial instruments
3,5
180.7 180.7
Brokerage payables designated at fair value 49.0 49.0
Debt issued designated at fair value
6
12.1 11.7 28.1 27.7 12.5 22.1 114.1
Other financial liabilities designated at fair value 22.6 0.5 1.4 1.7 1.6 14.8 42.6
Total financial liabilities measured at fair value through
profit or loss 299.6 12.2 29.6 29.4 14.1 36.9 421.7
Total 987.4 95.2 124.9 83.1 103.7 114.3 16.3 1,524.9
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
78.7 0.5 0.4 0.0 79.6
Guarantees 40.7 40.7
Forward starting reverse repurchase and securities
borrowing agreements
7
24.9 24.9
Irrevocable committed prolongation of existing loans 2.5 0.7 1.4 0.0 4.6
Total 146.7 1.2 1.7 0.0 149.8

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 416.2 25.6 47.6 105.2 77.8 94.0 766.4
Amounts due from banks 12.0 0.5 5.4 10.0 0.2 0.1 28.2
Loans and advances to customers 135.5 12.1 33.3 89.4 61.4 74.0 405.6
Other financial assets measured at amortized cost 7.4 1.6 4.2 5.1 16.1 19.9 54.3
Total financial assets measured at fair value through profit or loss 312.5 6.7 7.8 7.4 11.8 3.4 1.9 351.5
Financial assets at fair value not held for trading 24.8 6.7 7.8 7.4 11.8 3.4 1.9 63.8
Financial assets measured at fair value through other
comprehensive income 0.1 1.1 1.0 0.1 0.0 0.0 2.2
Total non-financial assets 6.6 0.2 1.2 0.4 27.5 35.9
Total assets 735.4 33.4 56.5 112.7 90.8 97.8 29.5 1,156.0
Liabilities
Total financial liabilities measured at amortized cost 497.1 65.1 81.1 30.3 49.6 27.1 12.5 762.8
Customer deposits 433.2 48.9 49.6 15.3 8.4 0.3 555.7
Funding from UBS Group AG measured at amortized cost 2.5 0.8 8.2 24.3 19.0 12.5 67.3
Debt issued measured at amortized cost 6.4 11.7 26.8 6.3 11.8 6.8 69.8 of which: non-subordinated 6.4 11.7 24.3 6.0 11.6 6.8 66.8
of which: subordinated 2.5 0.3 0.2 3.0
Total financial liabilities measured at fair value through
profit or loss
1
250.1 11.4 22.6 23.3 8.3 12.7 328.4
Debt issued designated at fair value 13.1 11.3 21.8 23.0 8.0 9.1 86.3
Total non-financial liabilities 5.2 2.8 0.0 0.1 0.4 0.1 0.5 9.2
Total liabilities

752.5 79.3 103.8 53.7 58.3 39.9 13.0 1,100.4
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 43.0 0.5 0.4 0.0 0.0 44.0
Guarantees 33.4 33.4
Forward starting reverse repurchase and securities borrowing agreements 10.4 10.4
Irrevocable committed prolongation of existing loans

2.0 0.8 1.3 0.0 0.0 4.2
Total 88.8 1.4 1.8 0.0 0.0 91.9
1 As of 31 December 2024 and 31

December 2023, the contractual redemption

amount at maturity of debt issued designated

at fair value through profit

or loss and other financial liabilities designated

at fair value
through profit or loss

was not materially

different from the carrying

amount.

2 The notional

amounts associated with

derivative loan commitments,

as well as

forward starting repurchase

and reverse repurchase
agreements, measured at

fair value through

profit or loss

are presented together

with notional amounts

related to derivative

instruments and have

been excluded from

the table above.

Refer to Note

11 for more
information.